Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Schedule of Estimated Useful Lives
Items of mineral properties, plant and equipment are depreciated based on the estimated economic useful life of each component as follows:

Buildings	Lessor of life of mine or up to 25 years
Mining equipment	4 years / units of production
Mobile equipment & other assets	5 years
Mineral properties	Units of production
Mine closure and rehabilitation costs	Units of production
Right of use assets	Shorter of the term of lease and life of asset
7.    Mineral Properties, Plant and Equipment

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress(2)	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Cost:
Balance, December 31, 2023	$37,246	$285,489	$697,808	$419,657	$26,613	$49,542	$18,509	$49,329	$1,584,193
Additions(2)	3,888	53,331	82,063	145,333	3,986	25,991	—	18,012	332,604
Capitalized borrowing costs	—	—	—	36,467	—	—	—	—	36,467
Change in estimates	—	—	—	—	—	—	7,890	—	7,890
Disposals	—	(3,160)	(940)	(5)	(253)	—	—	(4,450)	(8,808)
Transfers (Note 8)	4,705	32,316	30,585	(2,158)	2,929	(55,906)	—	(789)	11,682
Foreign exchange	(9,246)	(73,032)	(165,758)	(98,237)	(6,303)	(6,927)	(5,063)	(12,107)	(376,673)
Balance, December 31, 2024	36,593	294,944	643,758	501,057	26,972	12,700	21,336	49,995	1,587,355
Additions	1,794	27,939	101,503	104,520	4,513	12,318	—	25,007	277,594
Capitalized borrowing costs	—	—	—	31,773	—	—	—	—	31,773
Change in estimates	—	—	—	—	—	—	(4,859)	—	(4,859)
Disposals	—	(401)	—	—	(16)	—	—	(4,871)	(5,288)
Transfers	50,050	133,601	182,516	(343,387)	254	(23,034)	—	—	—
Foreign exchange	5,945	40,893	84,505	44,742	3,233	789	2,594	6,374	189,075
Balance, December 31, 2025	$94,382	$496,976	$1,012,282	$338,705	$34,956	$2,773	$19,071	$76,505	$2,075,650

	Buildings	Mining Equipment	Mineral Properties(1)	Projects in Progress(2)	Equipment & Other Assets	Deposit on Projects	Mine Closure Costs	Right-of-Use Assets	Total
Accumulated depreciation:
Balance, December 31, 2023	$(6,984)	$(68,917)	$(209,939)	$—	$(9,368)	$—	$(6,316)	$(30,671)	$(332,195)
Depreciation expense	(2,022)	(25,707)	(41,025)	—	(2,001)	—	(732)	(14,069)	$(85,556)
Disposals	—	2,950	—	—	62	—	—	3,537	$6,549
Foreign exchange	1,787	17,999	51,053	—	2,097	—	1,474	7,931	$82,341
Balance, December 31, 2024	(7,219)	(73,675)	(199,911)	—	(9,210)	—	(5,574)	(33,272)	(328,861)
Depreciation expense	(4,985)	(39,057)	(68,891)	—	(2,317)	—	(1,180)	(18,167)	(134,597)
Disposals	—	325	—	—	—	—	—	3,057	3,382
Foreign exchange	(908)	(9,503)	(25,062)	—	(1,052)	—	(707)	(4,288)	(41,520)
Balance, December 31, 2025	$(13,112)	$(121,910)	$(293,864)	$—	$(12,579)	$—	$(7,461)	$(52,670)	$(501,596)

Net book value, December 31, 2024	$29,374	$221,269	$443,847	$501,057	$17,762	$12,700	$15,762	$16,723	$1,258,494
Net book value, December 31, 2025	$81,270	$375,066	$718,418	$338,705	$22,377	$2,773	$11,610	$23,835	$1,574,054

(1) Mineral properties include $64.7 million (2024 - $57.9 million) of costs on expansion of near-mine resource potential which are not currently being depreciated.
(2)    Additions to projects in progress was net of $10.1 million in value added taxes that were transferred to other receivables during the year ended December 31, 2024 as a result of the completion of a recoverability assessment.

Classification and Measurement of Financial Assets and Liabilities Under IFRS 9
The Company has assessed the classification and measurement of its financial assets and financial liabilities under IFRS 9 in the following table:

Measurement Category
Financial Assets
Cash and cash equivalents	Amortized Cost
Trade receivables related to provisional priced sales	Fair value through profit or loss
Derivatives	Fair value through profit or loss
Notes and other receivables	Amortized Cost
Deposits	Amortized Cost
Financial Liabilities
Trade payables	Amortized Cost
Loans and borrowings	Amortized Cost
Derivatives	Fair value through profit or loss